11. Income Taxes - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income taxes
Income tax benefit at tax rate	29.825%
Tax loss carryforward for corporate income tax purposes	€ 163,800	€ 146,800
Maximum tax loss due to ownership changes	59,000
Tax loss carryforward for trade tax purposes	163,400	146,400
Borrowings
Income taxes
Deferred tax liabilities	75	152
Long term financial assets
Income taxes
Deferred tax liabilities	774
Trade and other receivables
Income taxes
Deferred tax assets	334	259
Trade and other payables
Income taxes
Deferred tax assets	27	17
Intangible assets
Income taxes
Deferred tax assets	415	€ 405
AbCheck
Income taxes
Tax loss carryforward for corporate income tax purposes	€ 423